Employee benefits - Pension and other post-employment benefits	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Employee benefits - Pension and other post-employment benefits

Note 16 Employee benefits – Pension and other post-employment benefits
Plan characteristics
We sponsor a number of programs that provide pension and post-employment benefits to eligible employees. The majority of beneficiaries of the pension plans are located in Canada and other beneficiaries of the pension plans are primarily located in the U.K. and the Caribbean. The pension arrangements including investment, plan benefits and funding decisions are governed by local pension committees or trustees, who are legally segregated from the Bank, or management. Significant plan changes require the approval of the Board of Directors.
Our defined benefit pension plans provide pension benefits based on years of service, contributions and average earnings at retirement. Our primary defined benefit pension plans are closed to new members. New employees are generally eligible to join defined contribution pension plans. The specific features of these plans vary by location. We also provide supplemental non-registered (non-qualified) pension plans for certain executives and senior management that are typically unfunded or partially funded.
Our defined contribution pension plans provide pension benefits based on accumulated employee and Bank contributions. The Bank contributions are based on a percentage of an employee’s annual earnings and a portion of the Bank contribution may be dependent on the amount being contributed by the employee and their years of service.
Our primary other post-employment benefit plans provide health, dental, disability and life insurance coverage and cover a number of current and retired employees who are mainly located in Canada. These plans are unfunded unless required by legislation.
We measure our benefit obligations and pension assets as at October 31 each year. All plans are valued using the projected unit-credit method. We fund our registered defined benefit pension plans in accordance with actuarially determined amounts required to satisfy employee benefit obligations under current pension regulations. For our principal pension plan, the most recent funding actuarial valuation was completed on January 1, 2021, and the next valuation will be completed on January 1, 2022.
For the year ended October 31, 2021, total contributions to our pension plans (defined benefit and defined contribution plans) and other post-employment benefit plans were $456 million and $75 million (October 31, 2020 – $1,024 million and $63 million), respectively. For 2022, total contributions to our pension plans and other post-employment benefit plans are expected to be $520 million and $84 million, respectively.
Risks
By their design, the defined benefit pension and other post-employment benefit plans expose the Bank to various risks such as investment performance, reductions in discount rates used to value the obligations, increased longevity of plan members, future inflation levels impacting future salary increases as well as future increases in healthcare costs. These risks will reduce over time due to the membership closure of our primary defined benefit pension plans and migration to defined contribution pension plans.
The following table presents the financial position related to all of our material pension and other post-employment benefit plans worldwide, including executive retirement arrangements.

	As at

	October 31, 2021		October 31, 2020

(Millions of Canadian dollars)	Defined benefit pension plans	Other post- employment benefit plans	Defined benefit pension plans	Other post- employment benefit plans
Canada
Fair value of plan assets	$16,698	$–	$15,044	$–
Present value of defined benefit obligation	14,403	1,703	15,408	1,863
Net surplus (deficit)	$2,295	$(1,703)	$(364)	$(1,863)
International
Fair value of plan assets	$1,005	$–	$980	$–
Present value of defined benefit obligation	912	77	943	90
Net surplus (deficit)	$93	$(77)	$37	$(90)
Total
Fair value of plan assets	$17,703	$–	$16,024	$–
Present value of defined benefit obligation	15,315	1,780	16,351	1,953
Total net surplus (deficit)	$2,388	$(1,780)	$(327)	$(1,953)
Effect of asset ceiling	(6)	–	(1)	–
Total net surplus (deficit), net of effect of asset ceiling	$2,382	$(1,780)	$(328)	$(1,953)
Amounts recognized in our Consolidated Balance Sheets
Employee benefit assets	$2,640	$–	$143	$–
Employee benefit liabilities	(258)	(1,780)	(471)	(1,953)
Total net surplus (deficit), net of effect of asset ceiling	$2,382	$(1,780)	$(328)	$(1,953)

The following table presents an analysis of the movement in the financial position related to all of our material pension and other post-employment benefit plans worldwide, including executive retirement arrangements.

	As at or for the year ended

	October 31, 2021		October 31, 2020

(Millions of Canadian dollars)	Defined benefit pension plans (1)	Other post- employment benefit plans	Defined benefit pension plans (1)	Other post- employment benefit plans
Fair value of plan assets at beginning of period	$16,024	$–	$14,785	$1
Interest income	432	–	447	–
Remeasurements
Return on plan assets (excluding interest income)	1,614	–	793	–
Change in foreign currency exchange rate	(21)	–	17	–
Contributions – Employer	221	75	798	63
Contributions – Plan participant	46	19	48	19
Payments	(594)	(94)	(623)	(83)
Payments – amount paid in respect of settlements	(2)	–	(223)	–
Business combinations/Disposals	(4)
Other	(13)	–	(18)	–
Fair value of plan assets at end of period	$17,703	$–	$16,024	$–
Benefit obligation at beginning of period	$16,351	$1,953	$15,517	$1,820
Current service costs	359	46	367	46
Past service costs	–	(1)	–	(12)
Gains and losses on settlements	2	–	(5)	–
Interest expense	439	57	462	59
Remeasurements
Actuarial losses (gains) from demographic assumptions	–	(6)	–	(5)
Actuarial losses (gains) from financial assumptions	(1,253)	(184)	791	68
Actuarial losses (gains) from experience adjustments	(5)	(2)	2	38
Change in foreign currency exchange rate	(24)	(7)	15	3
Contributions – Plan participant	46	19	48	19
Payments	(594)	(94)	(623)	(83)
Payments – amount paid in respect of settlements	(2)	–	(223)	–
Business combinations/Disposals	(4)	(1)	–	–
Benefit obligation at end of period	$15,315	$1,780	$16,351	$1,953
Unfunded obligation	$26	$1,633	$30	$1,792
Wholly or partly funded obligation	15,289	147	16,321	161
Total benefit obligation	$15,315	$1,780	$16,351	$1,953

(1)	For pension plans with funding deficits, the benefit obligations and fair value of plan assets as at October 31, 2021 were $413 million and $155 million, respectively (October 31, 2020 – $15,054 million and $14,583 million, respectively).
Pension and other post-employment benefit expense
The following table presents the composition of our pension and other post-employment benefit expense related to our material pension and other post-employment benefit plans worldwide.

	For the year ended
	Pension plans		Other post-employment benefit plans

(Millions of Canadian dollars)	October 31 2021	October 31 2020	October 31 2021	October 31 2020
Current service costs	$359	$367	$46	$46
Past service costs	–	–	(1)	(12)
Gains and losses on settlements	2	(5)	–	–
Net interest expense (income)	7	15	57	59
Remeasurements of other long-term benefits	–	–	(12)	13
Administrative expense	13	18	–	–
Defined benefit pension expense	$381	$395	$90	$106
Defined contribution pension expense	235	226	–	–
	$616	$621	$90	$106
Service costs for the year ended October 31, 2021 totalled $356 million (October 31, 2020 – $363 million) for pension plans in Canada and $3 million (October 31, 2020 – $4 million) for International plans. Net interest expense (income) for the year ended October 31, 2021 totalled $7 million (October 31, 2020 – $14 million) for pension plans in Canada and $nil (October 31, 2020 – $1 million) for International plans.

Pension and other post-employment benefit remeasurements
The following table presents the composition of our remeasurements recorded in OCI related to our material pension and other post-employment benefit plans worldwide.

	For the year ended
	Defined benefit pension plans		Other post-employment benefit plans

(Millions of Canadian dollars)	October 31 2021	October 31 2020	October 31 2021	October 31 2020
Actuarial (gains) losses:
Changes in demographic assumptions	$–	$–	$(6)	$(14)
Changes in financial assumptions	(1,253)	791	(177)	62
Experience adjustments	(5)	2	3	40
Return on plan assets (excluding interest based on discount rate)	(1,614)	(793)	–	–
Change in asset ceiling (excluding interest income)	5	–	–	–
	$(2,867)	$–	$(180)	$88
Remeasurements recorded in OCI for the year ended October 31, 2021 were gains of $2,819 million (October 31, 2020 – gains of $7 million) for pension plans in Canada and gains of $48 million (October 31, 2020 – losses of $7 million) for International plans
.
Investment policy and strategies
Defined benefit pension plan assets are invested prudently in order to meet our longer-term pension obligations. The pension plans’ investment strategy is to hold a diversified mix of investments by asset class and geographic location in order to reduce investment-specific risk to the funded status while maximizing the expected returns to meet pension obligations. Investment of the plan’s assets follows an asset/liability framework as investment is conducted with careful consideration of the pension obligation’s sensitivity to interest rates and credit spreads which are key risk factors impacting the obligation’s value. Factors taken into consideration in developing our asset mix include but are not limited to the following:
•	the nature of the underlying benefit obligations, including the duration and term profile of the liabilities;
•	the member demographics, including expectations for normal retirements, terminations, and deaths;
•	the financial position of the pension plans;
•	the diversification benefits obtained by the inclusion of multiple asset classes; and
•	expected asset returns, including asset and liability correlations, along with liquidity requirements of the plan.
To implement our asset mix policy, we may invest in debt securities, equity securities, and alternative investments. Our holdings in certain investments, including common shares, debt securities rated lower than BBB and residential and commercial mortgages, cannot exceed a defined percentage of the market value of our defined benefit pension plan assets. We may use derivative instruments as either a synthetic investment to more efficiently replicate the performance of an underlying security, or as a hedge against financial risks within the plan. To manage our credit risk exposure, where derivative instruments are not centrally cleared, counterparties are required to meet minimum credit ratings and enter into collateral agreements.
Our defined benefit pension plan assets are primarily comprised of debt and equity securities and alternative investments. Our equity securities generally have unadjusted quoted market prices in an active market (Level 1) and our debt securities generally have quoted market prices for similar assets in an active market (Level 2). Alternative investments and other includes cash, hedge funds, and private fund investments including infrastructure equity, real estate leases and private debt and equity. In the case of private fund investments, no quoted market prices are usually available (Level 2 or Level 3). These fund assets are either valued by an independent valuator or priced using observable market inputs.
During the year ended October 31, 2021, the management of defined benefit pension investments continued to focus on an increased allocation to risk reducing investments and strategies, improving diversification, while striving to maintain expected investment return. Over time, an increasing allocation to debt securities and debt securities sold under repurchase agreements are being used to reduce asset/liability duration mismatch and hence variability of the plan’s funded status due to interest rate movement. Longer maturity debt securities, given their price sensitivity to movements in interest rates, are considered to be a good economic hedge to risk associated with the plan’s liabilities, which are discounted using predominantly long maturity bond interest rates as inputs.
Asset allocation of defined benefit pension plans
(1)
, (2)

	As at
	October 31, 2021			October 31, 2020

(Millions of Canadian dollars, except percentages)	Fair value	Percentage of total plan assets	Quoted in active market (3)	Fair value	Percentage of total plan assets	Quoted in active market (3)
Equity securities
Domestic	$1,879	11%	100%	$1,493	9%	100%
Foreign	4,202	24	100	3,859	24	100
Debt securities
Domestic government bonds (4)	3,766	21	–	3,259	20	–
Foreign government bonds	71	–	–	81	1	–
Corporate and other bonds	3,844	22	–	3,701	23	–
Alternative investments and other	3,941	22	12	3,631	23	13
	$17,703	100%	37%	$16,024	100%	36%

(1)	The asset allocation is based on the underlying investments held directly and indirectly through the funds as this is how we manage our investment policy and strategies.
(2)	Represents the total plan assets held in our Canadian and International pension plans.
(3)	If our assessment of whether or not an asset was quoted in an active market was based on direct investments, 41% of our total plan assets would be classified as quoted in an active market (October 31, 2020 – 38%).
(4)	Amounts are net of securities sold under repurchase agreements.

As at October 31, 2021, the plan assets include 1 million (October 31, 2020 – 1 million) of our common shares with a fair value of $128 million (October 31, 2020 – $96 million) and $29 million (October 31, 2020 – $32 million) of our debt securities. For the year ended October 31, 2021, dividends received on our common shares held in the plan assets were $4 million (October 31, 2020 – $4 million).
Maturity profile
The following table presents the maturity profile of our defined benefit pension plan obligation.

(Millions of Canadian dollars, except participants and years)	As at October 31, 2021
	Canada	International	Total
Number of plan participants	67,580	5,321	72,901
Actual benefit payments 2021	$564	$32	$596
Benefits expected to be paid 2022	659	34	693
Benefits expected to be paid 2023	679	34	713
Benefits expected to be paid 2024	700	35	735
Benefits expected to be paid 2025	720	35	755
Benefits expected to be paid 2026	738	35	773
Benefits expected to be paid 2027-2031	3,914	182	4,096
Weighted average duration of defined benefit payments	15.0 years	20.8 years	15.3 years
Significant assumptions
Our methodologies to determine significant assumptions used in calculating the defined benefit pension and other post-employment benefit expense are as follows:
Discount rate
For the Canadian pension and other post-employment benefit plans, all future expected benefit payments at each measurement date are discounted at spot rates from a derived Canadian AA corporate bond yield curve. The derived curve is based on actual short and mid-maturity corporate AA rates and extrapolated longer term rates. The extrapolated corporate AA rates are derived from observed corporate A, corporate AA and provincial AA yields. For the International pension and other post-employment benefit plans, all future expected benefit payments at each measurement date are discounted at spot rates from a local AA corporate bond yield curve. Spot rates beyond 30 years are set to equal the 30-year spot rate. The discount rate is the equivalent single rate that produces the same discounted value as that determined using the entire discount curve. This valuation methodology does not rely on assumptions regarding reinvestment returns.
Rate of increase in future compensation
The assumptions for increases in future compensation are developed separately for each plan, where relevant. Each assumption is set based on the price inflation assumption and compensation policies in each market, as well as relevant local statutory and plan-specific requirements.
Healthcare cost trend rates
Healthcare cost calculations are based on both short and long-term trend assumptions established using the plan’s recent experience as well as market expectations.
Weighted average assumptions to determine benefit obligation

	As at
	Defined benefit pension plans		Other post-employment benefit plans

	October 31 2021	October 31 2020	October 31 2021	October 31 2020
Discount rate	3.3%	2.7%	3.6%	3.0%
Rate of increase in future compensation	3.0%	3.3%	n.a.	n.a.
Healthcare cost trend rates (1)
– Medical	n.a.	n.a.	3.4%	3.5%
– Dental	n.a.	n.a.	3.1%	3.1%

(1)	For our other post-employment benefit plans, the assumed trend rates used to measure the expected benefit costs of the defined benefit obligations are also the ultimate trend rates.
n.a.	not applicable

Mortality assumptions
Mortality assumptions are significant in measuring our obligations under the defined benefit pension plans. These assumptions have been set based on country specific statistics. Future longevity improvements have been considered and included where appropriate. The following table summarizes the mortality assumptions used for material plans.

	As at
	October 31, 2021				October 31, 2020
	Life expectancy at 65 for a member currently at				Life expectancy at 65 for a member currently at
	Age 65		Age 45		Age 65		Age 45

(In years)	Male	Female	Male	Female	Male	Female	Male	Female
Country
Canada	23.8	24.2	24.8	25.1	23.8	24.1	24.7	25.1
United Kingdom	23.6	25.4	25.3	27.2	23.5	25.3	25.2	27.1
Sensitivity analysis
Assumptions adopted can have a significant effect on the value of the obligations for defined benefit pension and other post-employment benefit plans and are based on historical experience and market inputs. The increase (decrease) in obligation in the following table has been determined for key assumptions assuming all other assumptions are held constant. In practice, this is unlikely to occur, as changes in some of the assumptions may be correlated. The following table presents the sensitivity analysis of key assumptions for 2021.

	Increase (decrease) in obligation

(Millions of Canadian dollars)	Defined benefit pension plans	Other post- employment benefit plans
Discount rate
Impact of 100 bps increase in discount rate	$(2,113)	$(223)
Impact of 100 bps decrease in discount rate	2,625	282
Rate of increase in future compensation
Impact of 50 bps increase in rate of increase in future compensation	56	–
Impact of 50 bps decrease in rate of increase in future compensation	(62)	–
Mortality rate
Impact of an increase in longevity by one additional year	444	31
Healthcare cost trend rate
Impact of 100 bps increase in healthcare cost trend rate	n.a.	64
Impact of 100 bps decrease in healthcare cost trend rate	n.a.	(54)

n.a.	not applicable